Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues
Revenues - Disaggregation of revenue (Table)
	For the six-month periods ended June 30,
	2023	2022
Time charters (operating leases)	$163,524	$139,182
Voyage charters	6,027	8,134
Total	$169,551	$147,316